FAIR VALUE MEASUREMENTS (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	$ 0.0	$ 0.0	$ 26.7
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, Sales, Issuances, Settlements	$ 0.0	$ (26.7)